Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share

	2018	2017	2016
(Loss) / Profit from operations attributable to equity holders of the Group	(24,622)	13,198	11,568
Weighted average number of shares in issue (thousands)	116,637	120,599	121,421
Basic (loss) / earnings per share from operations	(0.211)	0.109	0.095

	2018	2017	2016
(Loss) / Profit from operations attributable to equity holders of the Group	(24,622)	13,198	11,568
Weighted average number of shares in issue (thousands)	116,637	120,599	121,421
Adjustments for:
- Employee share options and restricted units (thousands)	1,198	1,604	1,695
Weighted average number of shares for diluted earnings per share (thousands)	117,835	122,203	123,116
Diluted (loss) / earnings per share from operations	(0.211)	0.108	0.094